Revenue and expenses (Schedule of finance income and expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net interest expense on long-term debt
Interest expense on long-term debt	$ 74,748	$ 82,712
Accretion on streaming arrangements
Current year additions	42,060	60,362
Variable consideration adjustments - prior periods	594	(3,692)
Accretion on streaming arrangements	42,654	56,670
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives	49,754	(45,387)
Gold prepayment liability	293	20,141
Investments	4,467	(4,124)
Change in fair value of financial assets and liabilities at fair value through profit or loss	54,514	(29,370)
Other net finance costs
Net foreign exchange (gains) losses	1,403	(1,644)
Accretion on community agreements measured at amortized cost	2,811	3,641
Accretion on environmental provisions	4,988	3,543
Withholding taxes	7,727	8,267
Premium paid on redemption of notes	22,878	7,252
Write-down of unamortized transaction costs	2,480	3,817
Other finance expense	7,813	8,826
Interest income	(997)	(1,812)
Other net finance costs	49,103	31,890
Net finance expense	$ 221,019	$ 141,902